Investment in Associated Companies (Details) - Zenlabs € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Sep. 27, 2021 EUR (€)	Sep. 27, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 EUR (€)	Jul. 15, 2021	Mar. 19, 2021 EUR (€)	Mar. 19, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Mar. 10, 2021 USD ($)
Disclosure of associates [line items]
Percentage of shares acquired							9.10%			25.70%	25.70%
Purchase price	€ 8,502		€ 7,400	$ 8,716	$ 8,716	€ 7,400				€ 8,502	$ 10,054
Conversion of outstanding promissory notes at a fair value included in consideration	2,222							€ 2,222	$ 2,629
Promissory notes held included in conversion								€ 1,051	$ 1,250
Total fair value of identifiable net assets acquired	8,344	$ 9,843
Goodwill	7,558	8,927
Identifiable net assets acquired	2,248	2,652
Fair value step-up brand and technology portfolio	8,688	10,250
Deferred taxation	€ 2,592	$ 3,059